United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Six months ended 9/30/09

Item 1.                      Reports to Stockholders

Federated Municipal
Securities Fund, Inc.

Established 1976

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2009

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.41	$10.05	$10.65	$10.59	$10.65	$10.83
Income From Investment Operations:
Net investment income	0.21[1]	0.43[1]	0.44[1]	0.46[1]	0.46[1]	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.82	(0.64)	(0.59)	0.06	(0.05)	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	1.03	(0.21)	(0.15)	0.52	0.41	0.28
Less Distributions:
Distributions from net investment income	(0.21)	(0.43)	(0.45)	(0.46)	(0.47)	(0.46)
Net Asset Value, End of Period	$10.23	$9.41	$10.05	$10.65	$10.59	$10.65
Total Return[2]	11.07%	(2.14)%	(1.48)%	5.05%	3.93%	2.64%
Ratios to Average Net Assets:
Net expenses	0.87%[3]	0.87%[4]	0.88%[5]	1.15%[5]	0.98%[5]	0.93%[5]
Net investment income	4.34%[3]	4.40%	4.28%	4.31%	4.28%	4.15%
Expense waiver/reimbursement[6]	0.11%[3]	0.15%	0.13%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$426,246	$396,603	$431,074	$436,073	$436,026	$423,632
Portfolio turnover	15%	52%	37%	23%	23%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 0.87% after taking into account this expense reduction.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30%, 0.14% and 0.08% for the years ended March 31, 2008, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.41	$10.05	$10.65	$10.59	$10.65	$10.83
Income From Investment Operations:
Net investment income	0.17[1]	0.34[1]	0.35[1]	0.36[1]	0.37[1]	0.38
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.82	(0.64)	(0.60)	0.07	(0.05)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.99	(0.30)	(0.25)	0.43	0.32	0.18
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.35)	(0.37)	(0.38)	(0.36)
Net Asset Value, End of Period	$10.23	$9.41	$10.05	$10.65	$10.59	$10.65
Total Return[2]	10.59%	(3.01)%	(2.35)%	4.12%	3.01%	1.73%
Ratios to Average Net Assets:
Net expenses	1.75%[3]	1.76%[4]	1.76%[5]	2.04%[5]	1.87%[5]	1.82%[5]
Net investment income	3.45%[3]	3.52%	3.39%	3.42%	3.38%	3.26%
Expense waiver/reimbursement[6]	0.00%[3,7]	0.01%	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,687	$15,105	$18,246	$25,129	$33,002	$43,150
Portfolio turnover	15%	52%	37%	23%	23%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 1.76% after taking into account this expense reduction.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30%, 0.14% and 0.08% for the years ended March 31, 2008, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.41	$10.05	$10.65	$10.59	$10.65	$10.83
Income From Investment Operations:
Net investment income	0.17[1]	0.34[1]	0.35[1]	0.36[1]	0.37[1]	0.35
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.82	(0.64)	(0.59)	0.07	(0.05)	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.99	(0.30)	(0.24)	0.43	0.32	0.18
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.36)	(0.37)	(0.38)	(0.36)
Net Asset Value, End of Period	$10.23	$9.41	$10.05	$10.65	$10.59	$10.65
Total Return[2]	10.59%	(3.00)%	(2.34)%	4.13%	3.01%	1.73%
Ratios to Average Net Assets:
Net expenses	1.76%[3]	1.76%[4]	1.75%[5]	2.03%[5]	1.87%[5]	1.82%[5]
Net investment income	3.46%[3]	3.54%	3.42%	3.43%	3.38%	3.26%
Expense waiver/reimbursement[6]	0.00%[3,7]	0.01%	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,064	$20,376	$15,434	$12,510	$13,739	$13,039
Portfolio turnover	15%	52%	37%	23%	23%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 1.76% after taking into account this expense reduction.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30%, 0.14% and 0.08% for the years ended March 31, 2008, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended 3/31/2009	Period Ended 3/31/2008[1]
Net Asset Value, Beginning of Period	$9.41	$10.05	$10.56
Income From Investment Operations:
Net investment income	0.21[2]	0.43[2]	0.37[2]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.82	(0.64)	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	1.03	(0.21)	(0.14)
Less Distributions:
Distributions from net investment income	(0.21)	(0.43)	(0.37)
Net Asset Value, End of Period	$10.23	$9.41	$10.05
Total Return[3]	11.07%	(2.14)%	(1.33)%
Ratios to Average Net Assets:
Net expenses	0.87%[5]	0.87%[4]	0.87%[5]
Net investment income	4.34%[5]	4.46%	4.42%[5]
Expense waiver/reimbursement[6]	0.13%[5]	0.11%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,537	$11,361	$4,292
Portfolio turnover	15%	52%	37%[7]
1	Reflects operations for the period from May 31, 2007 (date of initial public investment) to March 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 0.87% after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2008.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,110.70	$4.60
Class B Shares	$1,000	$1,105.90	$9.24
Class C Shares	$1,000	$1,105.90	$9.29
Class F Shares	$1,000	$1,110.70	$4.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.71	$4.41
Class B Shares	$1,000	$1,016.29	$8.85
Class C Shares	$1,000	$1,016.24	$8.90
Class F Shares	$1,000	$1,020.71	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.87%
Class B Shares	1.75%
Class C Shares	1.76%
Class F Shares	0.87%
Semi-Annual Shareholder Report

Portfolio of Investments Summary
Table (unaudited)

At September 30, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	14.4%
General Obligation — State	13.3%
General Obligation — Local	11.6%
Public Power	10.2%
Water and Sewer	9.3%
Pre-refunded	8.7%
Special Tax	7.0%
Transportation	6.8%
Education	4.1%
Single Family Housing	3.7%
Other[2]	10.0%
Other Assets and Liabilities — Net[3]	0.9%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 89.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount		Value
	Municipal Bonds – 97.2%
	Alabama – 0.3%
$1,400,000	Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	1,644,958
	Arizona – 2.6%
1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,177,110
2,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,275,200
155,000	Cochise County, AZ USD No. 68, UT GO Refunding Bonds, 7.50% (FGIC & National Public Finance Guarantee Corporation INS), 7/1/2010	162,249
2,000,000	Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,299,220
560,000	Pima County, AZ USD No. 1, UT GO Bonds (Series E), 6.75% (FGIC & National Public Finance Guarantee Corporation INS), 7/1/2011	611,425
4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	4,342,000
1,810,000	Show Low, AZ IDA, Hospital Revenue Bonds , 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,624,457
	TOTAL	12,491,661
	Arkansas – 0.3%
1,000,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,023,690
375,000	North Little Rock, AR Electric Authority, Revenue Refunding Bonds (Series A), 6.50% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 6.56%), 7/1/2015	422,355
	TOTAL	1,446,045
	California – 8.6%
2,665,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	2,982,242
1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	1,104,990
170,000	California State, UT GO Bonds, 5.75%, 5/1/2030	174,352
4,000,000	California State, UT GO Various Purpose Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,354,120
Semi-Annual Shareholder Report

$5,500,000	California State, UT GO Various Purpose Bonds, 5.75% (Original Issue Yield: 5.95%), 4/1/2031	5,912,335
1,495,000	California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,516,423
1,930,000	California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	1,958,332
1,000,000	Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	1,050,550
1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	1,069,460
1,110,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	1,158,696
1,500,000	Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,536,210
1,350,000	Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,289,412
6,000,000	Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,506,160
1,500,000	Regents of the University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	1,633,425
2,400,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	2,425,824
3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	3,076,710
3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	3,289,500
	TOTAL	41,038,741
	Colorado – 2.3%
4,000,000	Boulder Valley, CO School District RE No. 2, UT GO Bonds, 5.00%, 12/1/2034	4,348,040
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	696,467
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	725,159
1,590,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	1,758,651
Semi-Annual Shareholder Report

$125,000	Douglas County, CO School District, UT GO Bonds (Series A), 8.00% (National Public Finance Guarantee Corporation INS), 12/15/2009	126,938
4,000,000	Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,627,840
	TOTAL	11,283,095
	District of Columbia – 1.5%
3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	3,080,520
2,440,000	District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	2,588,840
1,310,000	District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/(AMBAC INS), 7/1/2016	1,366,317
	TOTAL	7,035,677
	Florida – 5.3%
1,445,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	1,525,674
665,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	869,907
3,455,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	3,985,964
3,000,000	Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,682,260
500,000	Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	609,965
5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	5,259,000
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds , 6.00% (FGIC & National Public Finance Guarantee Corporation INS), 7/1/2013	1,044,080
1,000,000	Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2033	1,067,810
5,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	5,331,800
1,870,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,970,139
Semi-Annual Shareholder Report

$100,000	Village Center Community Development District, FL, Revenue Refunding Bond (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 11/1/2013	107,906
	TOTAL	25,454,505
	Georgia – 2.8%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,685,050
2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	2,094,320
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,141,400
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,155,520
3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,313,050
	TOTAL	13,389,340
	Hawaii – 0.5%
2,000,000	Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (FSA INS), 3/1/2025	2,192,520
	Illinois – 2.8%
355,000	Chicago, IL Board of Education, COP (Series A), 6.25% (National Public Finance Guarantee Corporation INS), 1/1/2011	377,354
3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2028	3,252,720
3,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	3,321,180
2,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	2,200,700
100,000	Illinois Department Central Management Services, COP, 6.15% (Original Issue Yield: 6.20%), 7/1/2013	100,897
2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	2,241,525
450,000	Illinois State, UT GO Bonds, 5.25%, 10/1/2018	494,906
400,000	Kane County, IL School District No. 129, UT GO Bonds (Series A), 6.50% (National Public Finance Guarantee Corporation INS), 2/1/2010	406,940
125,000	Posen, IL, UT GO Bonds, 4.20% (National Public Finance Guarantee Corporation INS), 12/1/2017	127,911
130,000	Posen, IL, UT GO Bonds, 4.30% (National Public Finance Guarantee Corporation INS), 12/1/2018	132,285
140,000	Posen, IL, UT GO Bonds, 4.40% (National Public Finance Guarantee Corporation INS), 12/1/2019	142,349
200,000	Southwestern, IL Development Authority, Revenue Bonds, 4.95% (FGIC & National Public Finance Guarantee Corporation INS), 1/1/2020	203,022
Semi-Annual Shareholder Report

$175,000	University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	188,612
400,000	University of Illinois, COP (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	432,964
	TOTAL	13,623,365
	Indiana – 2.9%
375,000	Blue River Valley Independent School Building Corp., First Mortgage Revenue Bonds, 5.00% (FGIC & National Public Finance Guarantee Corporation INS), 1/15/2023	396,555
60,000	Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.30% (FSA INS), 1/15/2023	62,070
1,000,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	1,065,780
2,200,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,224,442
1,005,000	Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25%, 1/1/2018	1,062,697
1,500,000	Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.49%), 7/1/2015	1,822,620
100,000	Indiana State Toll Road Commission, Revenue Bonds, 9.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.50%), 1/1/2015	123,638
4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,661,600
250,000	Indianapolis, IN Local Public Improvement Bond Bank, Revenue Refunding Bonds (Series A), 6.50%, 1/1/2013	284,995
110,000	Marion County, IN Convention and Recreational Facilities Authority, Revenue Refunding Bond (Series A), 5.00% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.30%), 6/1/2021	112,166
2,000,000	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,628,300
500,000	Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	542,285
	TOTAL	13,987,148
Semi-Annual Shareholder Report

	Kansas – 0.5%
$1,010,000	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(National Public Finance Guarantee Corporation INS), 11/15/2032	989,174
1,150,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,296,395
	TOTAL	2,285,569
	Kentucky – 0.7%
3,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,381,180
	Louisiana – 0.4%
250,000	New Orleans, LA, UT GO Refunding Bonds, 5.50% (FGIC INS), 12/1/2013	269,277
1,500,000	St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,432,485
	TOTAL	1,701,762
	Massachusetts – 2.0%
4,000,000	Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.25%, 7/1/2034	4,434,480
170,000	Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	176,229
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,150,980
4,550,000	Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance, Inc. INS), 8/15/2025	3,876,008
	TOTAL	9,637,697
	Michigan – 3.5%
3,560,000	Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA INS), 7/1/2029	3,693,927
4,000,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	3,971,360
1,000,000	Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC & National Public Finance Guarantee Corporation INS), 5/1/2018	1,060,500
1,500,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,540,875
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center)/(Original Issue Yield: 5.67%), 3/1/2022	1,011,110
2,470,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2009A), 5.35%, 6/1/2022	2,563,292
Semi-Annual Shareholder Report

$2,900,000	Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,921,895
	TOTAL	16,762,959
	Mississippi – 1.9%
8,000,000	Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	8,967,760
	Missouri – 0.3%
1,335,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,221,432
100,000	Stone County Missouri Reorganized School District, UT GO Refunding Bonds, 7.60% (National Public Finance Guarantee Corporation INS), 3/1/2010	102,823
	TOTAL	1,324,255
	Nebraska – 0.4%
2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.15%), 1/1/2033	2,104,780
	Nevada – 1.3%
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,255,160
500,000	Clark County, NV School District, UT GO Bonds (Series A), 7.00% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.05%), 6/1/2010	520,370
1,000,000	Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,042,800
245,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	110,397
585,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	263,554
125,000	Washoe County, NV, LT GO Bonds (Series B), 5.00% (AMBAC INS), 5/1/2022	134,451
	TOTAL	6,326,732
	New Hampshire – 0.4%
1,685,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,718,430
	New Mexico – 1.1%
2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,198,420
Semi-Annual Shareholder Report

$3,000,000		University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	3,141,780
		TOTAL	5,340,200
		New York – 8.5%
2,000,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,179,640
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 5.005% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	2,776,320
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	4,037,966
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,171,960
270,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	309,463
4,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	4,494,400
5,000,000		New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,580,950
2,000,000	[1,2]	New York State Dormitory Authority, Revenue Bonds (ROLs II R-11777), 14.22% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2017	2,791,760
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,157,107
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,193,420
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,803,400
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (National Public Finance Guarantee Corporation INS), 6/1/2014	2,228,024
2,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 13.30%, 5/15/2016	2,643,260
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	4,289,160
		TOTAL	40,656,830
		North Carolina – 2.2%
1,660,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA INS), 10/1/2036	1,749,557
Semi-Annual Shareholder Report

$4,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	4,340,000
2,915,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	3,055,620
1,600,000	North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,564,896
	TOTAL	10,710,073
	Ohio – 3.1%
5,000,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	5,359,900
1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,831,767
100,000	Dayton, OH, LT GO Bonds, 7.00% (National Public Finance Guarantee Corporation INS), 12/1/2009	101,113
1,660,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GTD by GNMA COL Home Mortgage Program), 9/1/2028	1,744,013
1,345,000	Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,432,492
90,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	102,694
1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,906,074
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,266,680
	TOTAL	14,744,733
	Oklahoma – 0.2%
75,000	McAlester, OK Public Works Authority, Revenue Bonds (Series A), 5.75% (FSA INS), 2/1/2020	76,059
1,000,000	Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa) /(National Public Finance Guarantee Corporation INS), 10/1/2016	1,136,500
	TOTAL	1,212,559
	Oregon – 0.3%
1,500,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,549,065
	Pennsylvania – 10.3%
3,890,000	Allegheny County, PA Hospital Development, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,287,714
Semi-Annual Shareholder Report

$1,280,000		Allegheny County, PA Hospital Development, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,153,267
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,053,991
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,532,810
1,700,000	[1,2]	Commonwealth of Pennsylvania, JP Morgan Chase DRIVERs (Series 3350), 17.51%, 3/15/2017	2,655,060
5,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,827,950
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	3,268,050
5,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105C), 4.875%, 10/1/2034	5,054,950
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,031,550
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,372,950
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,637,445
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, INC. INS), 7/1/2039	1,651,080
3,000,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,326,760
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	1,065,050
5,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	5,573,000
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,058,510
1,250,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	1,309,612
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,004,980
Semi-Annual Shareholder Report

$135,000	Pittsburgh, PA Water & Sewer Authority, Revenue Refunding Bonds, 6.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.65%), 9/1/2016	160,330
1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,187,850
	TOTAL	49,212,909
	Puerto Rico – 0.2%
1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (National Public Finance Guarantee Corporation INS), 7/1/2029	1,078,260
	Rhode Island – 0.6%
2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,676,950
	South Carolina – 0.5%
220,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series 2004A), 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2016	258,381
280,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series A), 6.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.625%), 1/1/2016	353,139
580,000	South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	658,671
1,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	1,142,810
	TOTAL	2,413,001
	South Dakota – 1.0%
2,225,000	South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,400,241
2,310,000	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,380,224
	TOTAL	4,780,465
	Tennessee – 1.8%
1,120,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	1,291,528
1,880,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	2,167,922
Semi-Annual Shareholder Report

$1,565,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,788,122
935,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,068,303
1,000,000	Tennessee Housing Development Agency, Home Ownership Program Bonds (Issue 2009-2), 4.70%, 7/1/2027	1,024,830
1,000,000	Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2027	1,112,530
	TOTAL	8,453,235
	Texas – 10.5%
225,000	Brazoria County Texas Municipal Utility District NO 26, UT GO Bonds, 4.50% (FGIC & National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 4.53%), 9/1/2024	205,330
2,000,000	Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	2,320,140
375,000	Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2018	384,979
500,000	Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2020	511,510
5,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.25%, 12/1/2038	5,479,550
3,000,000	Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	3,028,110
2,200,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(National Public Finance Guarantee Corporation INS), 6/1/2011	2,295,348
4,000,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(National Public Finance Guarantee Corporation INS), 6/1/2012	4,244,120
2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	2,117,420
500,000	Harris County-Houston, TX Sports Authority, Sr. Lien Revenue Bonds (Series G), 5.25% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.47%), 11/15/2021	502,870
2,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,155,240
600,000	Houston, TX Water Conveyance System, COP (Series H), 7.50% (AMBAC INS), 12/15/2011	660,516
1,000,000	Humble, TX ISD, UT GO Bonds, 5.00% (FGIC & National Public Finance Guarantee Corporation INS), 2/15/2024	1,062,820
Semi-Annual Shareholder Report

$250,000		Laredo, TX ISD, Revenue Bonds (Series A), 5.00% (AMBAC INS), 8/1/2019	256,385
250,000		Lower Colorado River Authority, TX, Revenue Bonds, 6.00% (United States Treasury COL)/(Original Issue Yield: 6.619%), 1/1/2017	304,880
30,000		North Texas Municipal Water District, Revenue Bonds, 4.20% (AMBAC INS), 6/1/2020	31,246
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,298,597
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds , 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,035,490
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,039,130
3,515,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	3,989,138
1,000,000		Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (GTD by PSFG), 8/15/2026	1,097,320
1,250,000	[1,2]	Spring Branch, TX ISD, JP Morgan Chase DRIVERs (Series 3377), 18.357%, 2/1/2015	1,690,100
200,000		Texas Public Building Authority, Revenue Refunding Bonds, 6.00% (United States Treasury COL), 8/1/2014	230,448
5,175,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	5,336,822
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,683,463
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,385,350
		TOTAL	50,346,322
		Utah – 2.6%
8,875,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	10,465,755
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,118,840
		TOTAL	12,584,595
		Vermont – 0.2%
1,000,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (National Public Finance Guarantee Corporation INS), 7/1/2023	1,014,260
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 1.75% TOBs (Middlebury College ), Optional Tender 11/2/2009	3,001
		TOTAL	1,017,261
Semi-Annual Shareholder Report

		Virginia – 3.6%
$5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,305,300
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	3,559,170
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	4,009,668
4,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	4,525,920
		TOTAL	17,400,058
		Washington – 2.4%
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,611,841
2,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	2,112,740
1,150,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	999,453
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 13.56%, 1/1/2016	2,576,840
		TOTAL	11,300,874
		West Virginia – 0.4%
2,200,000		Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	2,118,732
		Wisconsin – 6.4%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF 9/1/2010@100), 9/1/2018	1,056,690
100,000		Oshkosh, WI Storm Water Utility, Revenue Bond (Series C), 4.50% (Syncora Guarantee, INC. LOC)/(Original Issue Yield: 4.55%), 5/1/2023	102,176
20,000		Sauk County, WI, UT GO Bonds, 4.00% (FGIC INS)/(Original Issue Yield: 4.96%), 10/1/2012	20,848
1,570,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (National Public Finance Guarantee Corporation INS), 11/1/2022	1,575,966
6,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	7,099,680
3,000,000		Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,281,190
Semi-Annual Shareholder Report

$5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	6,157,635
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	309,936
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	439,838
1,810,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,903,251
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,653,065
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 12.60%, 5/1/2016	2,549,120
4,000,000		Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,397,920
		TOTAL	30,547,315
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $438,478,332)	465,941,616
		SHORT-TERM MUNICIPALS – 1.9%;3
		Maryland – 0.7%
3,300,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.300%, 10/1/2009	3,300,000
		New York – 1.0%
4,950,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.310%, 10/1/2009	4,950,000
		Pennsylvania – 0.2%
1,155,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 10/1/2009	1,155,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	9,405,000
		TOTAL MUNICIPAL INVESTMENTS — 99.1% (IDENTIFIED COST $447,883,332)[4]	475,346,616
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[5]	4,187,412
		TOTAL NET ASSETS — 100%	$479,534,028

At September 30, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $14,906,140, which represented 3.1% of total net assets.
Semi-Annual Shareholder Report

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2009, these liquid restricted securities amounted to $14,906,140, which represented 3.1% of total net assets.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	The cost of investments for federal tax purposes amounts to $447,872,594.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$ —	$465,941,616	$ —	$465,941,616
Short-Term Municipals	—	9,405,000	—	9,405,000
TOTAL SECURITIES	$ —	$475,346,616	$ —	$475,346,616
    The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
DRIVERs	— Derivative Inverse Tax-Exempt Receipts
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Pre-refunded
PSFG	— Permanent School Fund Guarantee
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities

  September 30, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $447,883,332)		$475,346,616
Cash		133,947
Income receivable		7,059,826
Receivable for investments sold		657,163
Receivable for shares sold		1,654,753
TOTAL ASSETS		484,852,305
Liabilities:
Payable for investments purchased	$3,632,527
Payable for shares redeemed	889,959
Income distribution payable	494,032
Payable for Directors'/Trustees' fees	1,301
Payable for distribution services fee (Note 5)	24,086
Payable for shareholder services fee (Note 5)	160,645
Accrued expenses	115,727
TOTAL LIABILITIES		5,318,277
Net assets for 46,859,446 shares outstanding		$479,534,028
Net Assets Consist of:
Paid-in capital		$472,792,987
Net unrealized appreciation of investments		27,463,284
Accumulated net realized loss on investments, futures contracts and swap contracts		(20,689,458)
Distributions in excess of net investment income		(32,785)
TOTAL NET ASSETS		$479,534,028
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($426,246,220 ÷ 41,652,300 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$10.23
Offering price per share (100/95.50 of $10.23)	$10.71
Redemption proceeds per share	$10.23
Class B Shares:
Net asset value per share ($14,686,642 ÷ 1,435,157 shares outstanding), $0.01 par value, 250,000,000 shares authorized	$10.23
Offering price per share	$10.23
Redemption proceeds per share (94.50/100 of $10.23)	$9.67
Class C Shares:
Net asset value per share ($25,063,702 ÷ 2,449,153 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$10.23
Offering price per share	$10.23
Redemption proceeds per share (99.00/100 of $10.23)	$10.13
Class F Shares:
Net asset value per share ($13,537,464 ÷ 1,322,836 shares outstanding), $0.01 par value, 150,000,000 shares authorized	$10.23
Offering price per share (100/99.00 of $10.23)	$10.33
Redemption proceeds per share (99.00/100 of $10.23)	$10.13
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Operations

  Six Months Ended September 30, 2009 (unaudited)

Investment Income:
Interest		$11,899,795
Expenses:
Investment adviser fee (Note 5)	$1,220,322
Administrative personnel and services fee (Note 5)	177,044
Custodian fees	9,123
Transfer and dividend disbursing agent fees and expenses	155,594
Directors'/Trustees' fees	5,882
Auditing fees	11,130
Legal fees	3,728
Portfolio accounting fees	81,449
Distribution services fee — Class B Shares (Note 5)	55,295
Distribution services fee — Class C Shares (Note 5)	85,673
Shareholder services fee — Class A Shares (Note 5)	456,331
Shareholder services fee — Class B Shares (Note 5)	18,432
Shareholder services fee — Class C Shares (Note 5)	28,558
Shareholder services fee — Class F Shares (Note 5)	15,556
Account administration fee — Class A Shares	6,745
Share registration costs	24,800
Printing and postage	17,927
Insurance premiums	2,685
Taxes	17,297
Miscellaneous	5,426
TOTAL EXPENSES	2,398,997
  Semi-Annual Shareholder Report

  Statement of Operations — continued
Waiver and Reimbursements (Note 5):
Waiver of administrative personnel and services fee	$(3,274)
Reimbursement of shareholder services fee — Class A Shares	(223,840)
Reimbursement of shareholder services fee — Class B Shares	(129)
Reimbursement of shareholder services fee — Class C Shares	(205)
Reimbursement of shareholder services fee — Class F Shares	(8,256)
TOTAL WAIVER AND REIMBURSEMENTS		$(235,704)
Net expenses			$2,163,293
Net investment income			9,736,502
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(26,627)
Net change in unrealized depreciation of investments			38,176,006
Net realized and unrealized gain on investments			38,149,379
Change in net assets resulting from operations			$47,885,881
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2009	Year Ended 3/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,736,502	$19,279,152
Net realized loss on investments, futures contracts and swap contracts	(26,627)	(15,443,085)
Net change in unrealized appreciation/depreciation of investments and swap contracts	38,176,006	(12,149,624)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,885,881	(8,313,557)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,786,172)	(17,712,593)
Class B Shares	(253,736)	(573,558)
Class C Shares	(391,940)	(615,844)
Class F Shares	(268,550)	(350,135)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,700,398)	(19,252,130)
Share Transactions:
Proceeds from sale of shares	34,106,895	82,002,379
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	26,909,721
Net asset value of shares issued to shareholders in payment of distributions declared	6,499,178	12,851,857
Cost of shares redeemed	(42,702,276)	(119,799,079)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,096,203)	1,964,878
Change in net assets	36,089,280	(25,600,809)
Net assets:
Beginning of period	443,444,748	469,045,557
End of period (including distributions in excess of net investment income of $(32,785) and $(68,889), respectively)	$479,534,028	$443,444,748
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Notes to Financial Statements

  September 30, 2009 (unaudited)

  1. ORGANIZATION

  Federated Municipal Securities Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to federal AMT for individuals and corporations, but may be subject to state and local taxes.

  Effective May 31, 2007, the Fund began offering Class F Shares.

  On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,973,450	$26,909,721	$522,610	$402,063,122	$428,972,843
1	Unrealized Appreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Semi-Annual Shareholder Report

  Fair Valuation and Significant Events Procedures

  The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

  The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Semi-Annual Shareholder Report

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

  Other Taxes

  As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Swap Contracts

  Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may enter into interest rate swap contracts to manage duration. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

  Semi-Annual Shareholder Report

  Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations.

  At September 30, 2009, the Fund had no outstanding swap contracts.

  Futures Contracts

  The Fund may periodically purchase and sell financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

  At September 30, 2009, the Fund had no outstanding futures contracts.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Semi-Annual Shareholder Report

  3. CAPITAL STOCK

  The following tables summarize capital stock activity:

	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,593,721	$25,375,311	5,942,751	$57,406,758
Shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	—	2,973,450	26,909,721
Shares issued to shareholders in payment of distributions declared	597,739	5,841,126	1,228,825	11,816,952
Shares redeemed	(3,665,011)	(35,546,160)	(10,908,909)	(105,682,712)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(473,551)	$(4,329,723)	(763,883)	$(9,549,281)
	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	117,391	$1,147,040	510,445	$4,861,915
Shares issued to shareholders in payment of distributions declared	19,468	190,210	41,751	401,292
Shares redeemed	(306,107)	(2,974,467)	(763,224)	(7,357,757)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(169,248)	$(1,637,217)	(211,028)	$(2,094,550)
	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	491,469	$4,759,228	1,107,288	$10,583,973
Shares issued to shareholders in payment of distributions declared	23,677	231,695	33,481	320,668
Shares redeemed	(230,584)	(2,252,447)	(511,738)	(4,795,594)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	284,562	$2,738,476	629,031	$6,109,047
  Semi-Annual Shareholder Report

	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	291,342	$2,825,316	950,975	$9,149,733
Shares issued to shareholders in payment of distributions declared	24,156	236,147	32,814	312,945
Shares redeemed	(199,376)	(1,929,202)	(204,027)	(1,963,016)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	116,122	$1,132,261	779,762	$7,499,662
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(242,115)	$(2,096,203)	433,882	$1,964,878

  4. FEDERAL TAX INFORMATION

  At September 30, 2009, the cost of investments for federal tax purposes was $447,872,594. The net unrealized depreciation of investments for federal tax purposes was $27,474,022. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,448,923 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,974,901.

  At March 31, 2009, the Fund had a capital loss carryforward of $14,077,518 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$286,453
2015	$419,369
2016	$1,292,988
2017	$12,078,708

  As a result of the tax-free transfer of assets from Federated Vermont Municipal Income Fund and Sentinel Tax-Free Income Fund, the use of certain capital loss carryforwards listed above may be limited.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund's average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Semi-Annual Shareholder Report

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,274 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2009, FSC retained $17,077 of fees paid by the Fund.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2009, FSC retained $22,436 in sales charges from the sale of Class A Shares. FSC also retained $804 of CDSC relating to redemptions of Class A Shares, $913 relating to redemptions of Class C Shares and $9,417 relating to redemptions of
  Class F Shares.

  Semi-Annual Shareholder Report

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2009, FSSC voluntarily reimbursed $232,430 of shareholder services fees. For the six months ended September 30, 2009, FSSC did not receive any fees paid by the Fund.

  Interfund Transactions

  During the six months ended September 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $106,420,000 and $98,415,000, respectively.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.76%, 1.76% and 0.87%, respectively, for the fiscal year ending March 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2010.

  General

  Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2009, were as follows:

Purchases	$65,750,756
Sales	$73,980,005

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the Fund did not utilize the LOC.

  Semi-Annual Shareholder Report

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Municipal Securities Fund, Inc. (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  Semi-Annual Shareholder Report

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  Semi-Annual Shareholder Report

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report

  Federated Securities Corp., Distributor

  Cusip 313913105
  Cusip 313913204
  Cusip 313913303
  Cusip 313913402

  8110104 (11/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Item 2.                      Code of Ethics

  Not Applicable

  Item 3.                      Audit Committee Financial Expert

  Not Applicable

  Item 4.                      Principal Accountant Fees and Services

  Not Applicable

  Item 5.                      Audit Committee of Listed Registrants

  Not Applicable

  Item 6.                      Schedule of Investments

  Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

  Item 10.                      Submission of Matters to a Vote of Security Holders

  Not Applicable

  Item 11.                                Controls and Procedures

  (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 12.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 19, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009